Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	¥ 7,110,549	$ 997,718	¥ 6,728,054
Less: accumulated depreciation	(3,335,781)	(468,060)	(3,200,069)
Property and equipment, Gross	3,774,768	529,658	3,527,985
Less: impairment charges	(2,800,859)	(393,004)	(2,404,009)
Property and equipment, net	973,909	136,654	1,123,976
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	1,485,842	208,486	1,485,841
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	2,162,123	303,379	2,033,203
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	1,238,049	173,717	1,139,270
Other equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	1,413,753	198,371	1,413,753
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	¥ 810,782	$ 113,765	¥ 655,987